Subsequent Events (Details) - Class A common shares - Buyback agreement $ in Millions	Jan. 06, 2021 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares authorised to be repurchased	500,000
Number of shares repurchased	276,581
Payments to acquire own shares | $	$ 9.8